Concentration of Credit Risks (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Cash and cash equivalents in excess of FDIC		$ 619,517